Loans and Financing	12 Months Ended
Dec. 31, 2024
Loans and Financing [Abstract]
Loans and financing

10.    Loans and financing

10.1. Breakdown

		Financial charges – % p.a.(i)	Maturity	Consolidated
				December 31, 2024		December 31, 2023
Description				Current	Non- Current	Current	Non- Current
Working capital		5.79% + CDI	June 2033	30,787	629,265	48,468	511,613
Working capital – Costs				(8,976)	(15,271)	—	—
Working capital – (Resolution 4.131)	(ii)	3.30% + CDI	October 2025	142,665	—	—	—
Working capital – Costs (Resolution 4.131)	(ii)			(50)	—	—	—
Working capital – Swap (Resolution 4.131)	(ii)			(17,536)	—	—	—
Investment financing		11.80%	December 2029	42,353	99,379	27,287	70,650
Financial leases liabilities		9.55%	August 2029	22,862	64,666	8,614	35,270
				212,105	778,039	84,369	617,533

(i)      Effective weighted average annual cost of interest on December 31, 2024.

(ii)     Resolution 4,131 of 1962, issued by the Securities and Exchange Commission, regulates the application of foreign capital entered into Brazil, intended for the production of goods or services, as well as financial or monetary resources, introduced into the country, for application in activities economic.

10.2. Reconciliation of movements of liabilities to cash flows arising from financing activities

Balance at January 1st, 2024	701,902
Borrowing	153,706
cost capture	(300)
Interest expense	70,877
Principal paid	(305,297)
Amortization of costs	8,177
Interest paid	(62,838)
Cash for asset acquisition – non-cash event	220,005
SWAP Result	(17,536)
The effect of changes in foreign exchange rates	221,448
Balance at December 31, 2024	990,144

Balance at January 1st, 2023	717,418
Borrowing	124,258
Interest expense	54,546
Principal paid	(179,804)
Interest paid	(50,260)
Business Combination	28,895
Cash for asset acquisition – non-cash event	29,193
Transfer	20,913
The effect of changes in foreign exchange rates	(43,257)
Balance at December 31, 2023	701,902

Loan and financing agreements do not have restrictive clauses.

10.3. Payment schedule of installments of non-current liabilities

	December 31, 2024	December 31, 2023
Year of maturity
2025	—	80,387
2026	92,885	64,494
2027	615,064	467,193
2028	37,283	20,165
2029	31,489	4,251
2030	8,641	—
More 2031	7,948	—
	793,310	636,490

Funding cost (long term)	(15,271)	(18,957)
	778,039	617,533

10.4. Guarantees

Financing with FINAME funds is guaranteed by the financed assets and was raised essentially for the creation of a vehicle fleet for the subsidiaries’ operations. This financing occurs through accredited financial institutions, for the production and acquisition of new machines and equipment, nationally manufactured, accredited in the Brazilian Bank for Economic and Social Development (BNDES).

Working capital loans are guaranteed by the Company’s shareholders’ guarantees.